Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
DEPOSITS
DEPOSITS
Time deposits of $100,000 or more totaled $48.8 million and $49.2 million, respectively, at December 31, 2014 and 2013.
Scheduled maturities of time deposits for the next five years were as follows at December 31, 2014:

(Dollars in thousands)
2015	$76,217
2016	7,811
2017	9,013
2018	4,072
2019	11,581
Thereafter	753
$109,447